SHARE-BASED COMPENSATION - SHARE OPTIONS ISSUED TO NON-EMPLOYEES (Details)	Dec. 31, 2018 $ / shares shares
ADS
SHARE-BASED COMPENSATION
Closing price of ordinary shares (in dollars per share)	$ 1.06
Ordinary shares
SHARE-BASED COMPENSATION
Closing price of ordinary shares (in dollars per share)	$ 0.07
Options | Non-employees
SHARE-BASED COMPENSATION
Options outstanding with exercise price below the closing price of the entity's ordinary share (in shares) | shares	0